Summary of Significant Accounting Policies - Schedule of Property and Equipment Estimated Useful Life (Detail)	12 Months Ended
Dec. 31, 2023
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful life	5 years
Furniture and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful life	5 years
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful life	3 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful life	10 years
Property and equipment estimated useful life	Shorter of the lease term